[LETTERHEAD OF CLIFFORD CHANCE US LLP]

VIA EDGAR

June 6, 2006

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549-1004

Re:	Morgan Stanley Institutional Fund of Hedge Funds II LP
Registration Statement filed on Form N-2 (File No: 811-21768)

Commissioners:

On behalf of Morgan Stanley Institutional Fund of Hedge Funds II LP (the “Partnership”), we are filing Amendment No. 2 to the Partnership’s Registration Statement on Form N-2.

Please call me at (212) 878-3412 if you have questions or comments or if you require further information.

Very truly yours,

/s/ Jeremy Senderowicz